TAXATION (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rates in other jurisdictions (as a percent)	90.80%	(26.00%)	(4.00%)
Withholding tax on sale of cost method investment (as a percent)	15.20%	10.60%
Permanent differences (as a percent)	(17.10%)	0.10%	1.90%
Change in valuation allowance (as a percent)	(97.50%)	1.10%	(25.00%)
Tax holiday (as a percent)	0.20%
Other (as a percent)		0.40%
Effective income tax rate (as a percent)	16.60%	11.20%	(2.10%)